Segment reporting (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2018, 2017 and 2016, are presented below:

Year ended March 31, 2018
		Data Center-centric IT services
	Telecom- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,981,730	2,434,561	956,672	3,444,642	3,868,008	10,703,883	20,685,613
Allocated segment expenses	(7,653,359)	(1,753,440)	(1,052,720)	(2,933,507)	(3,288,028)	(9,027,695)	(16,681,054)
Segment operating income / (loss)	2,328,371	681,121	(96,048)	511,135	579,980	1,676,188	4,004,559
Unallocated expenses:
Selling, general and administrative expenses							(1,148,710)
Depreciation and amortization							(1,754,537)
Other income / (expense), net							189,738
Finance income							129,325
Finance expenses							(496,780)
Profit / (loss) before tax							923,595
Income tax (expense) / benefit							(194)
Profit / (loss) for the year							923,401

Year ended March 31, 2017
		Data Center-centric IT services *
	Telecom- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	10,173,014	1,975,076	919,960	2,687,852	2,676,118	8,259,006	18,432,020
Allocated segment expenses	(8,050,025)	(1,489,135)	(824,979)	(2,306,170)	(2,186,512)	(6,806,796)	(14,856,821)
Segment operating income / (loss)	2,122,989	485,941	94,981	381,682	489,606	1,452,210	3,575,199
Unallocated expenses:
Selling, general and administrative expenses							(1,004,673)
Depreciation and amortization							(1,758,776)
Other income / (expense), net							145,872
Finance income							122,584
Finance expenses							(437,109)
Profit / (loss) before tax							643,097
Income tax (expense) / benefit							(698)
Profit / (loss) for the year							642,399

*The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Telecom service segment. Accordingly, the segment information has been presented.

 Year ended March 31, 2016
		Data Center-centric IT services
	Telecom Centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services* (iii)	Applications Integration Services* (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,549,289	1,522,944	941,204	1,705,702	1,315,757	5,485,607	15,034,896
Allocated segment expenses	(7,342,032)	(1,165,293)	(767,109)	(1,419,287)	(999,765)	(4,351,454)	(11,693,486)
Segment operating income / (loss)	2,207,257	357,651	174,095	286,415	315,992	1,134,153	3,341,410
Unallocated expenses:
Selling, general and administrative expenses							(889,665)
Depreciation and amortization							(1,598,037)
Other income / (expense), net							104,885
Finance income							45,437
Finance expenses							(565,712)
Profit / (loss) before tax							438,318
Income tax (expense) / benefit							135
Profit / (loss) for the year							438,453

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2018	16,649,473	4,036,140	20,685,613
Year ended March 31, 2017	13,441,211	4,990,809	18,432,020
Year ended March 31, 2016	9,860,427	5,174,469	15,034,896